Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments	$ 262,195	$ 230,083
Commitments to Extend Credit [Member]
Commitments	260,579	228,427
Financial Standby Letter of Credit [Member]
Commitments	$ 1,616	$ 1,656